Investments (Details 14) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other-Than-Temporary Impairment Losses on Debt Securities
Cumulative credit loss at beginning of year	$ 328	$ 340	$ 417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent			(22)
Cumulative credit loss at end of year	$ 289	$ 328	$ 340